Business Segments - Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Segment long-term assets	$ 12,617	$ 13,081
Current assets	994	804
Total assets	13,611	13,885
Operating Segments | Gathering and Processing
Segment Reporting Information [Line Items]
Segment long-term assets	9,053	9,431
Operating Segments | Logistics and Marketing
Segment Reporting Information [Line Items]
Segment long-term assets	3,278	3,339
Other
Segment Reporting Information [Line Items]
Segment long-term assets	$ 286	$ 311